A3 Alternative Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	BUSINESS DEVELOPMENT COMPANIES — 18.0%
30,100	Ares Capital Corp.	$637,819
41,000	Owl Rock Capital Corp.	580,560
73,470	PennantPark Investment Corp.	509,147
	TOTAL BUSINESS DEVELOPMENT COMPANIES
	(Cost $1,676,071)	1,727,526
	CLOSED-END FUNDS — 4.3%
29,882	Eagle Point Credit Co., Inc.	418,348
3	OFS Credit Co., Inc.	40
	TOTAL CLOSED-END FUNDS
	(Cost $415,171)	418,388
	EXCHANGE-TRADED FUNDS — 2.5%
7,300	Alerian MLP ETF	239,002
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $247,910)	239,002
	PREFERRED STOCKS — 2.7%
	FINANCIAL — 2.7%
10,100	Oxford Lane Capital Corp. 6.250%, 2/28/2027 (Callable 2/28/2023)[1]	255,530
	TOTAL PREFERRED STOCKS
	(Cost $244,604)	255,530
	REAL ESTATE INVESTMENT TRUSTS — 4.6%
16,400	Ares Commercial Real Estate Corp.	238,456
13,200	Ready Capital Corp.	206,316
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $445,482)	444,772

Principal Amount
	SYNDICATED PARTICIPATIONS — 0.2%
	Global Merchant Cash, Inc.
$90,309	1.30, 6/22/2022[2,3,4,5,6]	7,017
29,967	1.39, 6/22/2022[2,3,4,5,6]	2,415
29,927	1.30, 10/15/2022[2,3,4,5,6]	2,418
65,100	1.40, 12/21/2022[2,3,4,5,6]	5,208
6,230	1.35, 12/31/2022[2,3,4,5,6]	499
	TOTAL SYNDICATED PARTICIPATIONS
	(Cost $195,948)	17,557
	U.S. GOVERNMENT AND AGENCIES — 54.5%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 54.5%
	Government National Mortgage Association
1,386,694	1.936%, 11/20/2067 (Callable 6/20/2032)[1,7,8]	99,215
1,316,916	2.275%, 1/20/2068 (Callable 10/20/2030)[1,7,8]	126,683
541,100	2.138%, 10/20/2067 (Callable 3/20/2034)[1,7,8]	54,541

A3 Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$5,411,931	1.936%, 12/20/2066 (Callable 11/20/2031)[1,7,8,9]	$376,277
2,988,896	2.253%, 2/20/2067 (Callable 9/20/2031)[1,7,8,9]	239,067
2,377,991	0.804%, 9/20/2069 [1,7,8,10]	122,038
2,640,058	0.748%, 7/20/2069 [1,7,8,10]	125,097
1,117,574	2.148%, 10/20/2066 (Callable 11/20/2030)[1,7,8]	88,453
786,901	1.666%, 2/20/2066 (Callable 1/20/2034)[1,7,8]	54,355
821,241	2.133%, 4/20/2066 (Callable 5/20/2029)[1,7,8]	60,347
1,394,894	1.181%, 8/20/2063 (Callable 3/20/2031)[1,7,8]	35,493
684,316	1.738%, 4/20/2065 (Callable 11/20/2031)[1,7,8]	43,017
543,686	2.421%, 1/20/2067 (Callable 8/20/2033)[1,7,8]	39,775
1,486,195	1.861%, 10/20/2066 (Callable 9/20/2037)[1,7,8]	90,972
396,369	1.894%, 7/20/2065 (Callable 8/20/2034)[1,7,8]	29,634
930,924	1.919%, 9/20/2065 (Callable 2/20/2035)[1,7,8]	60,837
671,278	1.621%, 9/20/2065 (Callable 5/20/2034)[1,7,8]	34,428
640,257	1.765%, 1/20/2066 (Callable 2/20/2031)[1,7,8]	42,250
1,203,795	1.619%, 7/20/2065 (Callable 11/20/2036)[1,7,8]	64,851
1,016,123	1.823%, 4/20/2067 (Callable 7/20/2033)[1,7,8]	57,766
1,565,836	1.860%, 8/20/2067 (Callable 12/20/2030)[1,7,8]	91,240
1,624,062	1.458%, 3/20/2064 (Callable 5/20/2032)[1,7,8]	60,017
1,464,472	1.476%, 5/20/2064 (Callable 10/20/2032)[1,7,8]	85,340
2,261,023	1.953%, 6/20/2065 (Callable 8/20/2030)[1,7,8]	165,633
976,642	2.198%, 6/20/2066 (Callable 1/20/2031)[1,7,8]	68,389
2,027,241	2.399%, 2/20/2068 (Callable 7/20/2035)[1,7,8]	144,083
460,909	1.763%, 10/20/2062 (Callable 2/20/2030)[1,7,8]	19,913
659,830	2.209%, 8/20/2067 (Callable 1/20/2034)[1,7,8]	53,518
1,239,322	1.546%, 10/20/2064 (Callable 11/20/2039)[1,7,8]	62,580
3,079,883	1.137%, 11/20/2069 [1,7,8,10]	247,857
2,996,827	1.053%, 11/20/2069 [1,7,8,10]	211,700
3,589,430	1.025%, 12/20/2069 (Callable 11/20/2038)[1,7,8]	232,935
3,297,576	0.988%, 12/20/2069 (Callable 9/20/2033)[1,7,8]	192,997
2,481,845	1.089%, 6/20/2069 (Callable 11/20/2029)[1,7,8]	114,428
2,469,814	1.664%, 5/20/2063 (Callable 8/20/2029)[1,7,8]	104,547
3,544,965	1.664%, 5/20/2063 (Callable 5/20/2028)[1,7,8]	228,634
1,540,443	1.316%, 6/20/2063 (Callable 4/20/2034)[1,7,8]	67,862
1,402,289	1.573%, 11/20/2064 (Callable 2/20/2038)[1,7,8]	77,960
1,619,389	1.644%, 9/20/2066 (Callable 3/20/2034)[1,7,8]	80,682
4,092,856	0.924%, 3/20/2070 [1,7,8,10]	236,288
2,593,552	1.258%, 9/20/2069 [1,7,8,10]	184,861
3,344,368	1.080%, 7/20/2069 (Callable 10/20/2035)[1,7,8]	200,389
1,915,052	0.919%, 11/20/2069 [1,7,8,10]	107,026
4,423,691	0.691%, 4/20/2070 [1,7,8,10]	198,939
1,503,266	2.190%, 10/20/2067 (Callable 9/20/2032)[1,7,8]	135,233

A3 Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$710,189	1.723%, 3/20/2068 (Callable 10/20/2037)[1,7,8]	$28,893
		5,247,040
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $7,250,590)	5,247,040

Number of Shares
	SHORT-TERM INVESTMENTS — 17.4%
1,677,533	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01%[9,11]	1,677,533
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,677,533)	1,677,533
	TOTAL INVESTMENTS — 104.2%
	(Cost $12,153,309)	10,027,348
	Liabilities In Excess Of Other Assets — (4.2)%	(407,911)
	TOTAL NET ASSETS — 100.0%	$9,619,437

ETF – Exchange-Traded Fund

[1]	Callable.
[2]	The factor listed represents the repayment amount divided by the advance amount, quoted in a decimal format.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $17,557, which represents 0.2% of total net assets of the Fund.
[4]	The maturity date listed is an estimate of the anticipated timing of full repayment.
[5]	Restricted security. The total value of these securities is $17,557, which represents 0.2% of total net assets of the Fund.
[6]	Defaulted.
[7]	Interest-only security.
[8]	Variable rate security. Rate shown is the rate in effect as of period end.
[9]	All or a portion of this security is segregated as collateral for futures and other derivative instruments. The market value of the securities pledged as collateral was $842,358, which represents 8.8% of total net assets of the Fund.
[10]	Call date not available.
[11]	The rate is the annualized seven-day yield at period end.